Segment Information (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Summary of Segment Information
The tables below present net sales, operating income, depreciation and amortization, capital expenditures and total assets by reportable segment.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
Net Sales
Products
ISRS	$2,540	$2,662	$2,696
C&NS	2,424	2,238	2,244
Electronic Systems	1,814	1,617	1,716
Elimination of intercompany sales	(45)	(64)	(56)
Total products sales	6,733	6,453	6,600

Services
ISRS	$1,463	$1,450	$1,403
C&NS	717	678	637
Electronic Systems	695	653	612
Elimination of intercompany sales	(35)	(24)	(21)
Total services sales	2,840	2,757	2,631
Consolidated total	$9,573	$9,210	$9,231

	Year Ended December 31,
	2017	2016	2015
	(in millions)

Operating income
ISRS	$348	$362	$312
C&NS	362	298	288
Electronic Systems	321	298	289
Segment total	1,031	958	889
Goodwill impairment charges(1)	—	—	(46)
Loss related to business divestitures(2)	—	—	(31)
Consolidated total	$1,031	$958	$812

Depreciation and amortization
ISRS	$87	$80	$83
C&NS	66	63	68
Electronic Systems	72	55	52
Consolidated total	$225	$198	$203

Capital Expenditures
ISRS	$74	$83	$77
C&NS	76	51	48
Electronic Systems	52	66	64
Corporate	22	10	6
Consolidated total	$224	$210	$195

Total Assets
ISRS	$4,135	$4,117	$4,219
C&NS	3,505	3,258	3,222
Electronic Systems	3,939	3,542	3,159
Corporate	709	467	345
Assets held for sale	135	—	—
Assets of discontinued operations	306	481	1,124
Consolidated total	$12,729	$11,865	$12,069
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(1)	Represents non-cash goodwill impairment charges recorded during 2015 of $46 million related to a business retained by L3 in connection with the sale of the NSS segment.

(2)	See Note 3 for information regarding the Company’s business divestitures.

Property, Plant and Equipment by Geographic Area	The table below presents property, plant and equipment, net by geographic area.

	Year Ended December 31,
	2017	2016
	(in millions)
United States	$936	$960
All Other	174	147
Total	$1,110	$1,107

Company's Sales Attributable to U.S. Customers and International Customers
The Company’s sales attributable to U.S. and international customers, based on location of the customer, are summarized in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
U.S.	$7,344	$6,947	$6,734
International:
United Kingdom	335	331	336
Canada	280	297	281
Australia	268	254	321
China	167	67	83
South Korea	134	127	207
Japan	125	81	95
France	84	75	62
Other	836	1,031	1,112
Total international	2,229	2,263	2,497
Consolidated	$9,573	$9,210	$9,231

Net Sales to Principal Customers
Net sales to principal customers are summarized in the table below.

	Year Ended December 31,
	2017	2016	2015
	(in millions)
U.S. Government agencies(1)	$6,697	6,399	$6,120
Commercial	1,456	1,280	1,373
Foreign governments(1)	1,420	1,531	1,738
Consolidated	$9,573	9,210	$9,231
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(1)	Includes sales for which the Company is the prime contractor as well as sales based on the ultimate end customer for which the Company is a subcontractor.